Restructuring Charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Charges
Beginning Balance	$ 470	$ 200	$ 215
Restructuring charges, net of revisions	(4)	403	119
Payments	(229)	(133)	(129)
Other non-cash	(4)		(5)
Ending Balance	233	470	200
U S Card Services [Member]
Restructuring Charges
Restructuring charges, net of revisions	(7)
International Card Services [Member]
Restructuring Charges
Restructuring charges, net of revisions	(8)
Global Commercial Services [Member]
Restructuring Charges
Restructuring charges, net of revisions	(4)
Global Network And Merchant Services [Member]
Restructuring Charges
Restructuring charges, net of revisions	7
Corporate and Other [Member]
Restructuring Charges
Restructuring charges, net of revisions	8
Employee Severance [Member]
Restructuring Charges
Beginning Balance	412	170	199
Restructuring charges, net of revisions	(7)	366	96
Payments	(206)	(124)	(121)
Other non-cash	(3)		(4)
Ending Balance	196	412	170
Other Terminations [Member]
Restructuring Charges
Beginning Balance	58	30	16
Restructuring charges, net of revisions	3	37	23
Payments	(23)	(9)	(8)
Other non-cash	(1)		(1)
Ending Balance	$ 37	$ 58	$ 30